                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

                                                              File No. 033-11235
                                                              File No. 811-04973

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      /X/

         Pre-Effective Amendment No.                                         / /
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         Post-Effective Amendment No.                 43                     /X/
                                                   ---------

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              /X/

         Amendment No.                                43
                                                   ---------

                             VOYAGEUR INSURED FUNDS
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               (Exact Name of Registrant as Specified in Charter)

            2005 Market Street, Philadelphia, Pennsylvania 19103-7094
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               (Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, including Area Code:               (800) 523-1918

     David F. Connor, Esq., 2005 Market Street, Philadelphia, PA 19103-7094
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                     (Name and Address of Agent for Service)

Approximate Date of Public Offering:                           December 28, 2007

It is proposed that this filing will become effective:

    /X/     immediately upon filing pursuant to paragraph (b)
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    / /     on (date) pursuant to paragraph (b)
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    / /     60 days after filing pursuant to paragraph (a) (1)
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    / /     on (date) pursuant to paragraph (a)(1)
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    / /     75 days after filing pursuant to paragraph (a) (2)
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    / /     on (date) pursuant to paragraph (a)(2) of Rule 485.
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If appropriate:

    / /     This post-effective  amendment designates a new effective date for a previously filed post-effective amendment.

                             --- C O N T E N T S ---

This Post-Effective Amendment No. 43 to Registration File No. 033-11235 includes the following:

     1.       Facing Page

     2.       Contents Page

     3.       Part A - Prospectus (1)

     4.       Part B - Statement of Additional Information (1)

     5.       Part C - Other Information (2)

     6.       Signatures

     7.       Exhibits

This  Post-Effective  Amendment  relates  to the  Class A, B and C shares of the
Registrant's one series, Delaware Tax-Free Arizona Fund.

     (1)  The  Registrant's  Prospectus and Statement of Additional  Information
          are  incorporated  into this  filing by  reference  to the  electronic
          filing  of  Post-Effective   Amendment  No.  33  to  the  Registration
          Statement on Form N-1A of Voyageur Mutual Funds,  File No.  033-63238,
          filed December 28, 2007.

     (2)  Items  26 and 27 to  Part  C are  incorporated  into  this  filing  by reference to the electronic filing of Post-Effective  Amendment No. 33 to the  Registration  Statement on Form N-1A of Voyageur Mutual Funds,
          File No. 033-63238, filed December 28, 2007.

                                     PART C
                            (Voyageur Insured Funds)
                          File Nos. 033-11235/811-04973
                         Post-Effective Amendment No. 43

                                OTHER INFORMATION

Item 23.  Exhibits.  The following exhibits are incorporated by reference to the
          Registrant's  previously  filed  documents  indicated below, except as noted:

          (a)  Articles of Incorporation.

               (1)  Executed  Agreement and  Declaration of Trust  (December 17,
                    1998)   incorporated   into  this  filing  by  reference  to
                    Post-Effective Amendment No. 29 filed August 16, 1999.

               (2)  Executed   Certificate   of  Trust   (December   17,   1998)
                    incorporated into this filing by reference to Post-Effective
                    Amendment No. 29 filed August 16, 1999.

               (3)  Executed Certificate of Amendment (November 15, 2006) to the
                    Agreement and  Declaration  of Trust attached as Exhibit No.
                    EX-99.a.3.

          (b)  By-Laws.   Amended  and  Restated  By-Laws  (November  16,  2006)
               attached as Exhibit No. EX-99.b.

          (c)  Instruments Defining Rights of Security Holders.

               (1)  Agreement and Declaration of Trust.  Articles III, IV, V and
                    VI of the Agreement and  Declaration  of Trust  incorporated into this filing by  reference to  Post-Effective  Amendment
                    No. 29 filed August 16, 1999.

               (2)  By-Laws.  Article II of the  Amended  and  Restated  By-Laws
                    (November 16, 2006) attached as Exhibit No. EX-99.b.

          (d)  Investment Advisory Contracts.

               (1)  Executed Investment  Management Agreement (November 1, 1999)
                    between  Delaware  Management  Company (a series of Delaware
                    Management  Business Trust) and the Registrant  incorporated into this filing by  reference to  Post-Effective  Amendment
                    No. 31 filed October 30, 2000.

               (2)  Executed   Investment  Advisory  Expense  Limitation  Letter
                    (December  2007)  between  Delaware  Management  Company  (a
                    series  of   Delaware   Management   Business   Trust)   and
                    Registrant,  on behalf of each Fund  attached as Exhibit No.
                    EX-99.d.2.

          (e)  Underwriting Contracts.

               (1)  Distribution Agreements.

                    (i)  Executed   Distribution   Agreement  (April  19,  2001)
                         between Delaware Distributors,  L.P. and the Registrant
                         incorporated   into  this   filing  by   reference   to
                         Post-Effective Amendment No. 32 filed October 31, 2001.

               (2)  Financial Intermediary Distribution Agreement.

                    (i)  Executed   Third   Amended   and   Restated   Financial
                         Intermediary  Distribution  Agreement (January 1, 2007)
                         between   Delaware   Distributors,   L.P.  and  Lincoln
                         Financial  Distributors,  Inc.  attached as Exhibit No.
                         EX-99.e.2.i.

               (3)  Dealer's  Agreement  (January 2001)  incorporated  into this filing by reference to Post-Effective Amendment No. 33 filed
                    November 18, 2002.

               (4)  Vision  Mutual  Fund  Gateway(R) Agreement  (November  2000)
                    incorporated into this filing by reference to Post-Effective
                    Amendment No. 33 filed November 18, 2002.

               (5)  Registered  Investment  Advisers  Agreement  (January  2001)
                    incorporated into this filing by reference to Post-Effective
                    Amendment No. 33 filed November 18, 2002.

               (6)  Bank/Trust  Agreement  (August 2004)  incorporated into this filing by reference to Post-Effective Amendment No. 35 filed
                    December 3, 2004.

          (f)  Bonus or Profit Sharing Contracts. Not applicable.

          (g)  Custodian Agreements.

               (1)  Executed  Mutual Fund Custody and Services  Agreement  (July
                    20,  2007)  between  Mellon Bank,  N.A.  and the  Registrant attached as Exhibit No. EX-99.g.1.

          (h)  Other Material Contracts.

               (1)  Executed  Shareholder  Services  Agreement  (April 19, 2001)
                    between Delaware  Service  Company,  Inc. and the Registrant incorporated into this filing by reference to Post-Effective
                    Amendment No. 32 filed October 31, 2001.

                    (i)  Executed   Amendment   Letter   (August  23,  2002)  to
                         Shareholder  Services Agreement  incorporated into this
                         filing by reference to Post-Effective  Amendment No. 34
                         filed October 31, 2003.

                    (ii) Executed  Schedule B (June 1, 2007) to the  Shareholder
                         Services    Agreement    attached    as   Exhibit   No.
                         EX-99.h.1.ii.

               (2)  Executed  Fund   Accounting  and  Financial   Administration
                    Services Agreement (October 1, 2007) between Mellon Bank,
                    N.A. and the Registrant attached as Exhibit No. EX-99.h.2.

               (3)  Executed  Fund   Accounting  and  Financial   Administration
                    Oversight  Agreement  (October  1,  2007)  between  Delaware
                    Service Company, Inc. and the Registrant attached as Exhibit
                    No. EX-99.h.3.

          (i)  Legal  Opinion.  Opinion and Consent of Counsel  (August 5, 1999)
               incorporated  into this  filing by  reference  to  Post-Effective
               Amendment No. 29 filed August 16, 1999.

          (j)  Other  Opinions.   Consent  of  Independent   Registered   Public
               Accounting Firm (December 2007) attached as Exhibit No. EX-99.j.

          (k)  Omitted Financial Statements. Not applicable.

          (l)  Initial Capital Agreements. Not applicable.

          (m)  Rule 12b-1 Plans.  Plans of  Distribution  (April 19, 2001) under
               Rule  12b-1  for  Class A, B and C Shares  on behalf of each Fund incorporated  into this  filing by  reference  to  Post-Effective
               Amendment No. 32 filed October 31, 2001.

          (n)  Rule  18f-3  Plan.  Plan  under Rule  18f-3  (October  31,  2005)
               incorporated  into this  filing by  reference  to  Post-Effective
               Amendment No. 37 filed December 29, 2005.

          (o)  Reserved.

          (p)  Codes of Ethics.

               (1)  Code of Ethics for the Delaware  Investments Family of Funds
                    (November 2007) attached as Exhibit No. EX-99.p.1.

               (2)  Code of Ethics for Delaware Investments (Delaware Management
                    Company, a series of Delaware Management Business Trust, and
                    Delaware  Distributors,  L.P.)  (November  2007) attached as
                    Exhibit No. EX-99.p.2.

               (3)  Code of Ethics  for  Lincoln  Financial  Distributors,  Inc.
                    (June 2007) attached as Exhibit No. EX-99.p.3.

          (q)  Other.  Powers of Attorney (May 17, 2007) attached as Exhibit No.
               EX-99.q.

Item 24 . Persons Controlled by or Under Common Control with Registrant.  None.

Item 25.  Indemnification.   Article  VII, Section  2 (November 15, 2006) to the
          Agreement and Declaration of Trust attached  as Exhibit No. EX-99.a.3.
          Article  VI  of  the  Amended and Restated By-Laws (November 16, 2006)
          attached as Exhibit No. EX-99.b.

Item 26.  Business  and  Other  Connections of Investment Adviser.  Incorporated
          into  this  filing  by reference to Post-Effective Amendment No. 33 to the Registration Statement on Form N-1A of Voyageur Mutual Funds, File
          No. 033-63238, filed December 28, 2007.

Item 27.  Principal Underwriters.  Incorporated into this filing by reference to
          Post-Effective  Amendment No. 33 to the Registration Statement on Form
          N-1A of Voyageur  Mutual Funds, File No. 033-63238, filed December 28,
          2007.

Item 28.  Location  of Accounts and Records.   All accounts and records required
          to be  maintained by Section  31(a) of the  Investment  Company Act of
          1940 and the rules under that  section are  maintained  at 2005 Market
          Street,  Philadelphia,  PA  19103-7094  and 430 W. 7th Street,  Kansas
          City, MO 64105.

Item 29.  Management Services.  None.

Item 30. Undertakings.  Not applicable.

                                   SIGNATURES

Pursuant to the  requirements  of the  Securities Act of 1933 and the Investment
Company  Act  of  1940,  the  Registrant  certifies  that  it  meets  all of the requirements for effectiveness of this Registration  Statement under Rule 485(b)
under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the
City of  Philadelphia  and  Commonwealth  of  Pennsylvania  on this  28th day of
December, 2007.

                                  VOYAGEUR INSURED FUNDS

                                  By:           /s/ Patrick P. Coyne
                                                   Patrick P. Coyne
                                      Chairman/President/Chief Executive Officer

Pursuant to the  requirements of the Securities Act of 1933,  this  Registration
Statement has been signed below by the following  persons in the  capacities and on the dates indicated:

Signature                    Title                             Date
---------------------------- --------------------------------- -----------------

/s/ Patrick P. Coyne         Chairman/President/Chief          December 28, 2007
Patrick P. Coyne             Executive Officer (Principal
                             Executive Officer) and Trustee

Thomas L. Bennett      *     Trustee                           December 28, 2007
Thomas L. Bennett

John A. Fry            *     Trustee                           December 28, 2007
John A. Fry

Anthony D. Knerr       *     Trustee                           December 28, 2007
Anthony D. Knerr

Lucinda S. Landreth    *     Trustee                           December 28, 2007
Lucinda S. Landreth

Ann R. Leven           *     Trustee                           December 28, 2007
Ann R. Leven

Thomas F. Madison      *     Trustee                           December 28, 2007
Thomas F. Madison

Janet L. Yeomans       *     Trustee                           December 28, 2007
Janet L. Yeomans

J. Richard Zecher      *     Trustee                           December 28, 2007
J. Richard Zecher

Richard Salus          *     Senior Vice President/Chief       December 28, 2007
Richard Salus                Financial Officer (Principal
                             Financial Officer)

                            *By: /s/ Patrick P. Coyne
                                Patrick P. Coyne
                             as Attorney-in-Fact for
                          each of the persons indicated
                 (Pursuant to Powers of Attorney filed herewith)

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    EXHIBITS
                                       TO
                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                                INDEX TO EXHIBITS
                            (Voyageur Insured Funds)

Exhibit No.       Exhibit

EX-99.a.3      Executed  Certificate  of  Amendment  (November 15, 2006) to  the
               Agreement and Declaration of Trust

EX-99.b        Amended and Restated By-Laws (November 16, 2006)

EX-99.d.2      Executed  Investment Advisory Expense Limitation Letter (December
               2007) between Delaware  Management  Company (a series of Delaware
               Management Business Trust) and Registrant, on behalf of each Fund

EX-99.e.2.i    Executed  Third  Amended  and  Restated  Financial   Intermediary
               Distribution   Agreement   (January  1,  2007)  between  Delaware
               Distributors, L.P. and Lincoln Financial Distributors, Inc.

EX-99.g.1      Executed  Mutual  Fund  Custody and  Services Agreement (July 20,
               2007) between Mellon Bank, N.A. and the Registrant

EX-99.h.1.ii   Executed  Schedule  B (June 1, 2007) to  the Shareholder Services
               Agreement

EX-99.h.2      Executed  Fund  Accounting  and Financial Administration Services
               Agreement   (October 1, 2007)  between  Mellon Bank, N.A. and the
               Registrant

EX-99.h.3      Executed  Fund Accounting  and Financial Administration Oversight
               Agreement  (October 1, 2007) between  Delaware  Service  Company,
               Inc. and the Registrant

EX-99.j        Consent   of   Independent  Registered  Public   Accounting  Firm
               (December 2007)

EX-99.p.1      Code  of  Ethics  for  the  Delaware  Investments Family of Funds
               (November 2007)

EX-99.p.2      Code  of  Ethics  for  Delaware  Investments (Delaware Management
               Company,  a series of Delaware  Management  Business  Trust,  and
               Delaware Distributors, L.P.) (November 2007)

EX-99.p.3      Code  of  Ethics  for  Lincoln Financial Distributors, Inc. (June
               2007)

EX-99.q        Powers of Attorney (May 17, 2007)